CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthenticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Tax expense (benefits) of unrealized holding gains (losses) on securities	$ 2,928	$ (4,033)	$ 166